EXPLANATION OF THE RESTATEMENT (Details 2) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Oil and natural gas sales		$ 2,561	$ 1,639		$ 4,841		$ 5,206	$ 15,765	$ 38,273	$ 26,031
Operating expenses:
Lease operating expenses		5,826	75,361		10,694		112,172	26,510	68,488	59,059
Production taxes		229	118		349		375	1,135	2,755	1,874
General and administrative		916,085	432,879		3,046,419		1,191,519	5,519,158	7,905,860	12,095,611
Impairment expense		80,743,013	744,788		17,125,020		1,457,961	25,008,677		27,167,415	$ 80,743,014
Depreciation, depletion and amortization
Total operating expenses		81,665,153	1,253,146		20,182,482		2,762,027	30,555,480	7,977,103	39,323,959
Other income
Gain on extinguishment of debt
Gain (loss) on sale of assets
Interest expense
Franchise tax
Interest income		1						1	495	1
Total other income		1	306,557				935,058	1	495	1,741,141
Loss before income taxes		81,662,591	944,950		20,177,641		1,821,763	30,539,714	7,938,335	37,556,787
Provision for income taxes
Net loss	$ 81,662,591	$ 81,662,591	$ 944,950	$ 876,813	$ 20,177,641	$ 10,362,073	$ 1,821,763	$ 30,539,714	$ 7,938,335	$ 37,556,787
Loss per common share:
Basic and Diluted		$ (0.49)	$ (0.00)		$ (0.09)		$ (0.01)	$ (0.16)	$ (0.05)	$ (0.21)
Weighted average number of common shares outstanding:
Basic and Diluted		165,472,241	251,928,318		225,013,866		250,505,791	195,407,533	165,472,241	180,316,865
Basic and Diluted		$ 0.49	$ 0.00		$ 0.09		$ 0.01	$ 0.16	$ 0.05	$ 0.21
Previously Reported [Member]
Oil and natural gas sales		$ 2,561						$ 15,765
Operating expenses:
Lease operating expenses		5,826						26,510
Production taxes		229						1,135
General and administrative		907,045						4,831,325
Impairment expense
Depreciation, depletion and amortization
Total operating expenses		913,100						4,858,970
Other income
Gain on extinguishment of debt
Gain (loss) on sale of assets
Interest expense
Franchise tax
Interest income		1						1
Total other income		1						1
Loss before income taxes		910,538						4,843,204
Provision for income taxes
Net loss		$ 910,538						$ 4,843,204
Loss per common share:
Basic and Diluted		$ (0.01)						$ (0.02)
Weighted average number of common shares outstanding:
Basic and Diluted		165,472,241						195,407,533
Basic and Diluted		$ 0.01						$ 0.02
Revision of Prior Period, Adjustment [Member]
Oil and natural gas sales
Operating expenses:
Lease operating expenses
Production taxes
General and administrative		$ 9,040						687,833
Impairment expense		80,743,013						25,008,677
Depreciation, depletion and amortization
Total operating expenses		80,752,053						25,696,510
Other income
Interest expense
Interest income
Total other income
Loss before income taxes		80,752,053						25,696,510
Provision for income taxes
Net loss		$ 80,752,053						$ 25,696,510